Maturity According to their Remaining Terms of Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Assets
Cash and due from banks	$ 2,699,076		$ 2,464,648
Transactions in the course of collection	372,456		415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	2,303,353		2,035,540
Debt financial instruments	1,714,381		3,363,624
Others	411,689		409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	2,088,345		3,786,525
Equity Instruments	9,492		11,912
Derivative contracts financial for hedging purposes	73,959		49,065
Rights by resale agreements and securities lending	87,291		71,822
Debt financial instruments	944,074		1,431,083
Loans and advances to Banks	665,715		2,518,590
Total financial assets	52,055,542		55,718,041
Liabilities
Transactions in the course of payment	283,605		356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	2,444,721		2,196,116
Others	990		2,305
Derivative contracts financial for hedging purposes	141,040		160,602
Obligations by repurchase agreements and securities lending	109,794		157,173
Borrowings from financial institutions	1,103,468		5,360,715
Debt financial instruments issued
Letters of credit	850		1,444
Debt financial instruments issued for regulatory capital purposes	1,068,879		1,039,814
Total financial liabilities	40,163,830		44,426,247
Total financial assets [Member]
Assets
Cash and due from banks	2,699,076		2,464,648
Transactions in the course of collection	372,456		415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	2,303,353		2,035,540
Debt financial instruments	1,714,381		3,363,624
Others	411,689		409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	2,088,345		3,786,525
Equity Instruments	9,492		11,912
Derivative contracts financial for hedging purposes	73,959		49,065
Rights by resale agreements and securities lending	87,291		71,822
Debt financial instruments	944,109	[1]	1,431,141	[2]
Loans and advances to Banks	667,703	[3]	2,519,931	[4]
Loans to customers, net	38,936,296	[3]	37,651,274	[4]
Total financial assets	50,308,150		54,210,315
Total financial liabilities [Member]
Liabilities
Transactions in the course of payment	283,605		356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	2,444,721		2,196,116
Others	990		2,305
Derivative contracts financial for hedging purposes	141,040		160,602
Current accounts and other demand deposits	14,630,797		13,670,793
Saving accounts and time deposits	13,970,630	[5]	15,182,471	[6]
Obligations by repurchase agreements and securities lending	109,794		157,173
Borrowings from financial institutions	1,103,468		5,360,715
Debt financial instruments issued
Letters of credit	850		1,444
Bonds	9,689,219		9,358,621
Other financial obligations	284,479		339,305
Lease liabilities	91,429		101,480
Debt financial instruments issued for regulatory capital purposes	1,068,879		1,039,814
Total financial liabilities	43,819,901		47,927,710
Demand [Member]
Assets
Cash and due from banks	2,699,076		2,464,648
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments
Equity Instruments
Derivative contracts financial for hedging purposes
Rights by resale agreements and securities lending
Debt financial instruments		[1]		[2]
Loans and advances to Banks		[3]		[4]
Loans to customers, net		[3]		[4]
Total financial assets	2,699,076		2,464,648
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial
Others
Derivative contracts financial for hedging purposes
Current accounts and other demand deposits	14,630,797		13,670,793
Saving accounts and time deposits		[5]		[6]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit
Bonds
Other financial obligations
Lease liabilities
Debt financial instruments issued for regulatory capital purposes
Total financial liabilities	14,630,797		13,670,793
Up to 1 month [Member]
Assets
Cash and due from banks
Transactions in the course of collection	372,456		415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	87,403		57,011
Debt financial instruments	1,714,381		3,363,624
Others	411,689		409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	123,164		180,968
Equity Instruments
Derivative contracts financial for hedging purposes
Rights by resale agreements and securities lending	55,295		61,005
Debt financial instruments		[1]		[2]
Loans and advances to Banks	398,512	[3]	2,216,942	[4]
Loans to customers, net	5,405,475	[3]	5,478,882	[4]
Total financial assets	8,568,375		12,183,265
Liabilities
Transactions in the course of payment	283,605		356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	80,124		56,519
Others	580		2,160
Derivative contracts financial for hedging purposes
Current accounts and other demand deposits
Saving accounts and time deposits	9,205,679	[5]	10,209,874	[6]
Obligations by repurchase agreements and securities lending	109,214		157,015
Borrowings from financial institutions	7,945		176,910
Debt financial instruments issued
Letters of credit	138		175
Bonds	4,451		52,443
Other financial obligations	284,479		339,293
Lease liabilities	2,252		2,181
Debt financial instruments issued for regulatory capital purposes	1,815		1,472
Total financial liabilities	9,980,282		11,354,913
Over 1 month and up to 3 months [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	120,813		130,507
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	250,542		721,297
Equity Instruments
Derivative contracts financial for hedging purposes
Rights by resale agreements and securities lending	31,242		10,322
Debt financial instruments	16,833	[1]		[2]
Loans and advances to Banks	57,306	[3]	73,506	[4]
Loans to customers, net	2,853,497	[3]	2,587,416	[4]
Total financial assets	3,330,233		3,523,048
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	103,327		141,764
Others			126
Derivative contracts financial for hedging purposes
Current accounts and other demand deposits
Saving accounts and time deposits	2,636,427	[5]	3,459,981	[6]
Obligations by repurchase agreements and securities lending	65		158
Borrowings from financial institutions	161,196		65,902
Debt financial instruments issued
Letters of credit	140		282
Bonds	134,852		186,629
Other financial obligations
Lease liabilities	4,728		4,314
Debt financial instruments issued for regulatory capital purposes
Total financial liabilities	3,040,735		3,859,156
Over 3 month and up to 12 months [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	465,718		309,218
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	683,008		1,790,913
Equity Instruments
Derivative contracts financial for hedging purposes	4,783		14,321
Rights by resale agreements and securities lending	754		495
Debt financial instruments		[1]	507,261	[2]
Loans and advances to Banks	211,885	[3]	229,483	[4]
Loans to customers, net	7,464,859	[3]	6,993,529	[4]
Total financial assets	8,831,007		9,845,220
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	450,350		319,273
Others
Derivative contracts financial for hedging purposes	10,741
Current accounts and other demand deposits
Saving accounts and time deposits	2,073,931	[5]	1,450,857	[6]
Obligations by repurchase agreements and securities lending	515
Borrowings from financial institutions	783,552		5,091,283
Debt financial instruments issued
Letters of credit	161		416
Bonds	1,033,995		956,608
Other financial obligations			12
Lease liabilities	19,046		16,655
Debt financial instruments issued for regulatory capital purposes	112,095		113,256
Total financial liabilities	4,484,386		7,948,360
Subtotal up to 1 year [Member]
Assets
Cash and due from banks	2,699,076		2,464,648
Transactions in the course of collection	372,456		415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	673,934		496,736
Debt financial instruments	1,714,381		3,363,624
Others	411,689		409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,056,714		2,693,178
Equity Instruments
Derivative contracts financial for hedging purposes	4,783		14,321
Rights by resale agreements and securities lending	87,291		71,822
Debt financial instruments	16,833	[1]	507,261	[2]
Loans and advances to Banks	667,703	[3]	2,519,931	[4]
Loans to customers, net	15,723,831	[3]	15,059,827	[4]
Total financial assets	23,428,691		28,016,181
Liabilities
Transactions in the course of payment	283,605		356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	633,801		517,556
Others	580		2,286
Derivative contracts financial for hedging purposes	10,741
Current accounts and other demand deposits	14,630,797		13,670,793
Saving accounts and time deposits	13,916,037	[5]	15,120,712	[6]
Obligations by repurchase agreements and securities lending	109,794		157,173
Borrowings from financial institutions	952,693		5,334,095
Debt financial instruments issued
Letters of credit	439		873
Bonds	1,173,298		1,195,680
Other financial obligations	284,479		339,305
Lease liabilities	26,026		23,150
Debt financial instruments issued for regulatory capital purposes	113,910		114,728
Total financial liabilities	32,136,200		36,833,222
Over 1 year and up to 3 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	540,872		560,641
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	196,319		257,310
Equity Instruments
Derivative contracts financial for hedging purposes	25,936		1,530
Rights by resale agreements and securities lending
Debt financial instruments	477,895	[1]	478,818	[2]
Loans and advances to Banks		[3]		[4]
Loans to customers, net	6,849,850	[3]	7,092,458	[4]
Total financial assets	8,090,872		8,390,757
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	674,660		566,762
Others	410		19
Derivative contracts financial for hedging purposes	241		20,505
Current accounts and other demand deposits
Saving accounts and time deposits	53,594	[5]	60,622	[6]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	150,775		26,620
Debt financial instruments issued
Letters of credit	40		171
Bonds	2,577,932		2,138,820
Other financial obligations
Lease liabilities	36,552		35,619
Debt financial instruments issued for regulatory capital purposes	13,514		18,826
Total financial liabilities	3,507,718		2,867,964
Over 3 year and up to 5 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	405,243		314,649
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	590,462		478,175
Equity Instruments
Derivative contracts financial for hedging purposes	15,741		21,062
Rights by resale agreements and securities lending
Debt financial instruments	131,070	[1]	128,728	[2]
Loans and advances to Banks		[3]		[4]
Loans to customers, net	4,175,945	[3]	3,965,966	[4]
Total financial assets	5,318,461		4,908,580
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	475,577		431,076
Others
Derivative contracts financial for hedging purposes	28,906		3,189
Current accounts and other demand deposits
Saving accounts and time deposits	452	[5]	595	[6]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit	86		80
Bonds	2,043,457		2,075,249
Other financial obligations
Lease liabilities	18,746		27,835
Debt financial instruments issued for regulatory capital purposes	11,365		10,216
Total financial liabilities	2,578,589		2,548,240
Over 5 years [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	683,304		663,514
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	244,850		357,862
Equity Instruments	9,492		11,912
Derivative contracts financial for hedging purposes	27,499		12,152
Rights by resale agreements and securities lending
Debt financial instruments	318,311	[1]	316,334	[2]
Loans and advances to Banks		[3]		[4]
Loans to customers, net	12,186,670	[3]	11,533,023	[4]
Total financial assets	13,470,126		12,894,797
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	660,683		680,722
Others
Derivative contracts financial for hedging purposes	101,152		136,908
Current accounts and other demand deposits
Saving accounts and time deposits	547	[5]	542	[6]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Letters of credit	285		320
Bonds	3,894,532		3,948,872
Other financial obligations
Lease liabilities	10,105		14,876
Debt financial instruments issued for regulatory capital purposes	930,090		896,044
Total financial liabilities	5,597,394		5,678,284
Subtotal over 1 year [Member]
Assets
Cash and due from banks
Transactions in the course of collection
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	1,629,419		1,538,804
Debt financial instruments
Others
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	1,031,631		1,093,347
Equity Instruments	9,492		11,912
Derivative contracts financial for hedging purposes	69,176		34,744
Rights by resale agreements and securities lending
Debt financial instruments	927,276	[1]	923,880	[2]
Loans and advances to Banks		[3]		[4]
Loans to customers, net	23,212,465	[3]	22,591,447	[4]
Total financial assets	26,879,459		26,194,134
Liabilities
Transactions in the course of payment
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	1,810,920		1,678,560
Others	410		19
Derivative contracts financial for hedging purposes	130,299		160,602
Current accounts and other demand deposits
Saving accounts and time deposits	54,593	[5]	61,759	[6]
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	150,775		26,620
Debt financial instruments issued
Letters of credit	411		571
Bonds	8,515,921		8,162,941
Other financial obligations
Lease liabilities	65,403		78,330
Debt financial instruments issued for regulatory capital purposes	954,969		925,086
Total financial liabilities	$ 11,683,701		$ 11,094,488

[1]	These balances are presented without deduction of impairment, which amount to Ch$35 million.
[2]	These balances are presented without deduction of impairment, which amount to Ch$58 million.
[3]	These balances are presented without deduction of their respective provisions, which amount to Ch$693,434 million for loans to customers and Ch$1,988 million for borrowings from financial institutions.
[4]	These balances are presented without deduction of their respective provisions, which amount to Ch$710,187 million for loans to customers and Ch$1,341 million for borrowings from financial institutions.
[5]	Excludes term saving accounts, which amount to Ch$374,593 million.
[6]	Excludes term saving accounts, which amount to Ch$355,725 million.